PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com
January 11, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK No. 0000909466
Ladies and Gentlemen:
On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus. This Registration Statement is being filed to register the following:
•	Class A, Class B, Class C, Class Y and Investor Class shares of Invesco Municipal Income Fund (the “Acquiring Fund”) that will be issued to shareholders of Invesco Municipal Bond Fund (the “Target Fund”), a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds).
It is proposed that this filing will become automatically effective on February 11, 2013, pursuant to Rule 488 under the 1933 Act. The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.7888.
Very truly yours,
/S/ Peter A. Davidson
Peter A. Davidson
Counsel